Financial Instruments and Financial Risk Management - Schedule of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial liabilities at fair value through profit or loss [Member]
Financial liabilities
Lease liabilities
Accounts payable and accruals
Long-term loans
Derivative financial instruments		148
Other non-current liability
Total financial liabilities		148
Financial liabilities at amortized cost [Member]
Financial liabilities
Lease liabilities	2,639	620
Accounts payable and accruals	8,357	4,735
Long-term loans		970
Derivative financial instruments
Other non-current liability	375
Total financial liabilities	11,371	6,325
Total financial liabilities [Member]
Financial liabilities
Lease liabilities	2,639	620
Accounts payable and accruals	8,357	4,735
Long-term loans		970
Derivative financial instruments		148
Other non-current liability	375
Total financial liabilities	$ 11,371	$ 6,473